Document and Entity Information	Feb. 22, 2022
Cover [Abstract]
Entity Registrant Name	AUTOLIV INC
Amendment Flag	true
Entity Central Index Key	0001034670
Document Type	8-K/A
Document Period End Date	Feb. 22, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-12933
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section B
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Box 70381,
Entity Address, Postal Zip Code	SE-107 24
Entity Address, City or Town	Stockholm
Entity Address, Country	SE
City Area Code	46 8
Local Phone Number	587 20 600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1.00 par value
Trading Symbol	ALV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K shall not constitute an offer to sell, or the solicitation of an offer to buy, any securities, including any securities of Autoliv or the Guarantor.